Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Expenses by Nature
The following table provides the additional disclosure required on the nature of expenses and their relationship to the function within the Group:

Expenses by nature for the year ended December 31, 2022:

	Cost of production of manufactured products (Note 5)					General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	4,216	12,362	11,627	35,890	64,095	39,347	9,472	112,914
Raw materials and consumables	367	367	29,317	14,094	44,145	—	—	44,145
Depreciation and amortization	4,463	3,814	4,007	123,960	136,244	18,109	1,408	155,761
Depreciation of right of use assets	—	115	971	7,475	8,561	7,702	99	16,362
Fuel, lubricants and others	239	249	1,886	38,813	41,187	712	340	42,239
Maintenance and repairs	1,264	3,320	1,856	22,674	29,114	1,718	741	31,573
Freights	519	9,319	2,862	75	12,775	—	57,913	70,688
Export taxes / selling taxes	—	—	—	—	—	—	39,202	39,202
Export expenses	—	—	—	—	—	—	17,963	17,963
Contractors and services	2,218	720	569	7,044	10,551	—	—	10,551
Energy transmission	—	—	—	—	—	—	3,053	3,053
Energy power	1,577	3,172	3,189	733	8,671	373	89	9,133
Professional fees	59	86	110	837	1,092	8,337	802	10,231
Other taxes	25	117	110	2,775	3,027	852	63	3,942
Contingencies	—	—	—	—	—	568	—	568
Lease expense and similar arrangements	178	682	197	—	1,057	1,153	271	2,481
Third parties raw materials	8,270	23,934	75,674	13,693	121,571	—	—	121,571
Tax recoveries	—	—	—	(556)	(556)	—	—	(556)
Others	1,335	2,736	1,269	4,322	9,662	5,416	12,099	27,177
Subtotal	24,730	60,993	133,644	271,829	491,196	84,287	143,515	718,998
Own agricultural produce consumed	43,780	104,337	47,079	183,507	378,703	—	—	378,703
Total	68,510	165,330	180,723	455,336	869,899	84,287	143,515	1,097,701

Expenses by nature for the year ended December 31, 2021:

	Cost of production of manufactured products (Note 5)					General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	3,651	6,841	9,268	27,072	46,832	30,727	7,221	84,780
Raw materials and consumables	578	373	24,755	13,036	38,742	—	—	38,742
Depreciation and amortization	3,930	2,692	3,590	108,709	118,921	14,280	1,304	134,505
Depreciation of right of use assets	—	102	602	5,700	6,404	7,173	49	13,626
Fuel, lubricants and others	336	89	1,730	24,747	26,902	854	279	28,035
Maintenance and repairs	1,341	1,851	1,779	16,797	21,768	1,956	800	24,524
Freights	644	8,154	2,377	607	11,782	—	38,970	50,752
Export taxes / selling taxes	—	—	—	—	—	—	43,509	43,509
Export expenses	—	—	—	—	—	—	11,745	11,745
Contractors and services	2,587	235	260	6,758	9,840	—	—	9,840
Energy transmission	—	—	—	—	—	—	2,347	2,347
Energy power	1,276	1,501	2,544	839	6,160	335	85	6,580
Professional fees	78	84	140	692	994	7,600	815	9,409
Other taxes	23	92	118	3,049	3,282	582	62	3,926
Contingencies	—	—	—	—	—	855	—	855
Lease expense and similar arrangements	162	319	257	—	738	1,863	251	2,852
Third parties raw materials	2,804	2,852	62,737	15,240	83,633	—	—	83,633
Tax recoveries	—	—	—	(1,546)	(1,546)	—	—	(1,546)
Others	962	5,273	2,166	2,636	11,037	3,569	10,225	24,831
Subtotal	18,372	30,458	112,323	224,336	385,489	69,794	117,662	572,945
Own agricultural produce consumed	41,218	93,846	45,760	191,072	371,896	—	—	371,896
Total	59,590	124,304	158,083	415,408	757,385	69,794	117,662	944,841

Expenses by nature for the year ended December 31, 2020:

	Cost of production of manufactured products (Note 5)
	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total	General and Administrative Expenses	Selling Expenses	Total
Salaries, social security expenses and employee benefits	2,348	4,466	7,452	26,341	40,607	25,519	5,206	71,332
Raw materials and consumables	448	3,072	14,486	8,743	26,749	—	—	26,749
Depreciation and amortization	2,929	2,016	2,812	93,211	100,968	12,490	985	114,443
Depreciation right-of-use and other leases	—	19	461	6,208	6,688	3,557	24	10,269
Fuel, lubricants and others	131	68	2,030	16,543	18,772	428	187	19,387
Maintenance and repairs	639	1,492	1,141	12,581	15,853	954	476	17,283
Freights	172	4,617	1,708	649	7,146	—	33,111	40,257
Export taxes / selling taxes	—	—	—	—	—	—	35,966	35,966
Export expenses	—	—	—	—	—	—	8,801	8,801
Contractors and services	1,358	116	54	5,086	6,614	—	—	6,614
Energy transmission	—	—	—	—	—	—	2,231	2,231
Energy power	803	1,015	1,879	764	4,461	137	114	4,712
Professional fees	32	35	103	447	617	6,261	1,060	7,938
Other taxes	20	76	97	2,312	2,505	376	21	2,902
Contingencies	—	—	—	—	—	703	—	703
Lease expense and similar arrangements	111	182	137	—	430	283	226	939
Third parties raw materials	3,257	6,578	42,051	13,547	65,433	—	—	65,433
Tax recoveries	—	—	—	(1,087)	(1,087)	—	—	(1,087)
Others	524	1,219	1,975	1,613	5,331	2,720	6,650	14,701
Subtotal	12,772	24,971	76,386	186,958	301,087	53,428	95,058	449,573
Own agricultural produce consumed	31,302	54,536	26,547	98,669	211,054	—	—	211,054
Total	44,074	79,507	102,933	285,627	512,141	53,428	95,058	660,627